Investments in affiliates and investments in available-for-sale securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2013 USD ($)	Dec. 31, 2017 USD ($)	Feb. 18, 2015 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt	$ 1,666,620	$ 1,646,270		$ 1,666,620	$ 1,646,270
Investments in affiliates	174,263	189,195		174,263	189,195			$ 183,160
Portion of the carrying balance of related party loan	31,588			31,588				30,112
Equity in net earnings of affiliated companies	(3,025)	(3,775)		(9,489)	1,307
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	3,696			3,696			$ 6,763	4,034
Estimated maximum potential loss	25,383			25,383				23,838
Investments in affiliates	4,750			$ 4,750			$ 4,750	4,750
Profit Sharing Arrangement				On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies	0	(16)		$ 0	158
Number of vessels acquired							10
Navios Europe I | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest	8,438			8,438				7,924
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan	16,946			16,946				15,914
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity							$ 24,100
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt							$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	6,540			6,540				7,011	$ 9,419
Estimated maximum potential loss	23,425			23,425				22,463
Investments in affiliates	6,650			$ 6,650				6,650	$ 6,650
Profit Sharing Arrangement				On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies	495	$ 169		$ 963	$ 200
Number of vessels acquired						14
Navios Europe II | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest	11,363			11,363				10,400
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan	$ 12,063			$ 12,063				$ 12,063
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity						$ 43,500
Line of Credit Facility, Increase			$ 14,000
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt						$ 14,000